Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Equity Dividend Fund
Entity Central Index Key	0000814507
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000005784 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class R Shares
Trading Symbol	MRDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$137	1.21%

Expenses Paid, Amount	$ 137
Expense Ratio, Percent	1.21%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class R Shares returned 26.89%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	26.89%	9.27%	11.08%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000166015 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Class K Shares
Trading Symbol	MKDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$66	0.58%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Class K Shares returned 27.69%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	27.69%	10.01%	11.84%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

Performance Inception Date	Mar. 28, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005782 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor C Shares
Trading Symbol	MCDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$190	1.68%

Expenses Paid, Amount	$ 190
Expense Ratio, Percent	1.68%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor C Shares returned 26.29%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	26.29%	8.80%	10.78%
Investor C Shares (with sales charge)	25.29	8.80	10.78
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005780 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Investor A Shares
Trading Symbol	MDDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$105	0.92%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Investor A Shares returned 27.28%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	27.28%	9.63%	11.44%
Investor A Shares (with sales charge)	20.60	8.45	10.84
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000038256 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Service Shares
Trading Symbol	MSDVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$109	0.96%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Service Shares returned 27.19%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	27.19%	9.56%	11.39%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005783 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Equity Dividend Fund
Class Name	Institutional Shares
Trading Symbol	MADVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Equity Dividend Fund (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$79	0.69%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended April 30, 2026, the Fund’s Institutional Shares returned 27.57%.
  For the same period, the Fund’s benchmark, the S&P 500 Index returned 31.05% and the Russell 1000 Value Index returned 29.25%.
What contributed to performance?
At the sector level, positive contributions to performance were led by exposure to information technology, particularly within the technology hardware, storage and peripherals industry, where Samsung Electronics Co. Ltd., was a notable contributor. Industrials also contributed positively, led by holdings in the aerospace and defense industry, with L3Harris Technologies, Inc., standing out as a key performer. Finally, exposure to the financials sector, specifically the banking industry, proved beneficial to return, driven by the performance of Citigroup, Inc.
What detracted from performance?
In sector terms, the sole detractor during the period was real estate, specifically the specialized REITs industry, where Crown Castle Inc. weighed on performance. Although there were no other detractors at the sector level, holdings in the financial services and health care equipment and supplies industries weighed on return, notably Fidelity National Information Services, Inc. and Baxter International, Inc.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: May 1, 2016 through April 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	27.57%	9.89%	11.71%
S&P 500 Index	31.05	13.14	15.26
Russell 1000 Value Index	29.25	10.29	11.22

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Aug. 28, 2025
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 19,675,487,840
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 104,765,537
Investment Company Portfolio Turnover	75.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$19,675,487,840
Number of Portfolio Holdings	84
Net Investment Advisory Fees	$104,765,537
Portfolio Turnover Rate	75%

Holdings [Text Block]
What did the Fund invest in?
(as of April 30, 2026)
Sector allocation
Sector(a)	Percent of Net Assets
Financials	16.6%
Information Technology	15.0%
Industrials	14.5%
Health Care	12.8%
Communication Services	8.7%
Consumer Discretionary	7.1%
Consumer Staples	6.3%
Energy	5.7%
Materials	4.6%
Utilities	4.5%
Real Estate	3.0%
Short-Term Securities	1.2%
Liabilities in Excess of Other Assets	— (b)
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Rounds to less than 0.1%.
(c)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(c)	Percent of Net Assets
Alphabet, Inc., Class C	3.4%
CVS Health Corp.	3.4%
Amazon.com, Inc.	3.1%
Citigroup, Inc.	3.0%
Microsoft Corp.	2.8%
FedEx Corp.	2.7%
Meta Platforms, Inc., Class A	2.5%
Wells Fargo & Co.	2.4%
Boeing Co.	2.3%
Intercontinental Exchange, Inc.	2.2%
(c)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Material Fund Change Strategies [Text Block]
Effective August 28, 2025, the Fund changed its investment strategy to invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in dividend-paying equity securities and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since April 30, 2025. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after April 30, 2026 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports